Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Future minimum lease payments receivable		$ 1,216,086	$ 385,589
Residual value of containers		12,601	11,143
Less: unearned income		(347,394)	(101,429)
Net investment in finance leases	[1]	881,293	295,303
Less: Allowance for credit losses		(1,333)
Net investment in finance leases, net		879,960	295,303
Amounts due within one year		78,459	40,940
Amounts due beyond one year		$ 801,501	$ 254,363

[1]	(1) As of December 31, 2020, two major customers represented 80.1% and 8.6% of the Company’s finance lease portfolio. As of December 31, 2019, two major customers represented 44.3% and 16.1% of the Company’s finance lease portfolio. No other customer represented more than 10% of the Company’s finance leases portfolio as of December 31, 2020 and 2019